UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07921
The Bjurman, Barry Funds

(Exact name of registrant as specified in charter)
10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103

(Address of principal executive offices)    (Zip code)
BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 227-7264
Date of fiscal year end: 03/31/06
Date of reporting period: 06/30/05
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.
The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
Common Stocks (99.4%):
Basic Materials (6.3%):
76,800	American Vanguard Corp. *	$1,605,888
257,000	Ceradyne, Inc. (b)	6,185,990
100,000	CFC International, Inc. (b)	1,925,000
24,900	Empire Resorces, Inc.	241,032
513,000	Landec Corp. (b)	3,334,500
335,000	Metal Management, Inc.	6,482,250
80,400	Mod-Pac Corp. (b)	1,318,560
69,600	Multi-Color Corp.	1,813,080
108,400	NS Group, Inc. (b)	3,524,084
154,200	The Andersons, Inc.	5,521,902
116,950	Universal Stainless & Alloy Products, Inc. (b)	1,421,059

		33,373,345

Commercial/Industrial Services (7.8%):
50,000	A.M. Castle & Co. (b)	773,000
210,000	aQuantive, Inc. (b) *	3,721,200
175,650	Cantel Medical Corp. (b)	2,873,634
85,000	Competitive Technologies, Inc. (b)	561,000
314,000	Gevity HR, Inc.	6,289,420
150,000	Perficient, Inc. (b)	1,066,500
193,600	Portfolio Recovery Associates, Inc. (b) *	8,135,072
60,000	Rush Enterprises Inc. - Class A (b)	800,400
380,000	TBC Corp. (b)	10,309,400
290,200	World Fuel Services Corp.	6,793,582

		41,323,208

Consumer Durables (3.8%):
80,000	Acme United Corp.	1,508,800
80,000	Aldila, Inc.	1,564,800
125,000	Charles & Colvard Ltd. *	3,068,750
240,000	Forward Industries, Inc. (b) *	3,837,600
185,000	R&B, Inc. (b)	2,597,400
140,000	RC2 Corp. (b)	5,259,800
135,000	The Dixie Group, Inc. (b)	2,377,350

		20,214,500

Consumer Non-Durables (6.9%):
150,000	Central Euro Distribution Corp. (b) *	5,599,500
20,000	Cuisine Solutions, Inc. (b)	120,000
150,000	Hansen Natural Corp. (b) *	12,708,000
125,000	Parlux Fragrances, Inc. (b) *	3,458,750
120,000	Rocky Mountain Chocolate Factory, Inc.	2,640,000
180,000	True Religion Apparel, Inc. (b) *	2,466,000
220,000	USANA Health Sciences, Inc. (b) *	9,306,000

		36,298,250

Consumer Services (2.5%):
127,500	Gaming Partners International Corp. (b)	2,422,500
230,000	Mikohn Gaming Corp. (b)	3,386,750
230,000	Monarch Casino & Resort, Inc. (b)	5,069,200
172,400	Nutri/System, Inc. (b)	2,544,624

		13,423,074

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (continued)
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
Electronic Technology (26.9%):
100,000	ADE Corp. (b) *	$2,805,000
11,700	CAM Commerce Solutions, Inc. (b)	172,458
152,200	Captiva Software Corp. (b)	2,197,768
470,000	Comtech Telecommunications Corp. (b)	15,336,100
160,000	CryptoLogic, Inc.	4,801,600
425,000	Digi International, Inc. (b)	5,040,500
270,000	Diodes, Inc. (b)	8,424,000
100,000	Endwave Corp. (b) *	4,760,000
345,000	Epicor Software Corp. (b)	4,554,000
247,200	Essex Corp. (b)	5,655,936
438,000	II-VI, Inc. (b)	8,054,820
110,000	InterVideo, Inc. (b)	1,581,800
180,000	Jupitermedia Corp. (b)	3,083,400
167,000	LaBarge, Inc. (b)	3,031,050
46,800	LoJack Corp. (b)	821,808
250,000	Metrologic Instruments, Inc. (b)	3,135,000
243,500	Micronetics Wireless, Inc. (b)	1,891,995
180,000	MicroStrategy, Inc. (b) *	9,547,200
292,100	Online Resources & Communications Corp. (b)	3,303,651
150,000	PAR Technology Corp. (b)	4,800,000
327,000	Perceptron, Inc. (b)	2,220,330
49,300	Phoenix Technology Ltd. (b)	383,554
221,100	Radiant Systems, Inc. (b)	2,520,540
50,600	Rimage Corp. (b)	1,074,238
220,000	SafeNet, Inc. (b)	7,493,200
120,000	SI International, Inc. (b)	3,595,200
490,000	SS&C Technologies, Inc.	15,523,200
187,200	Stratasys, Inc. (b)	6,117,696
165,000	Verint Systems, Inc. (b)	5,306,400
300,000	Video Display Corp. *	3,896,970
32,250	VSE Corp.	1,041,353

		142,170,767

Energy (1.9%):
645,900	Pioneer Drilling Co. (b)	9,856,434

Finance (4.9%):
100,000	American Physicians Capital, Inc. (b)	3,715,000
150,000	Argonaut Group, Inc. (b)	3,463,500
89,200	Bank of the Ozarks, Inc.	2,929,328
80,200	First Community Bancorp	3,809,500
339,900	Five Star Quality Care, Inc. (b)	2,481,270
62,500	Glacier Bancorp, Inc.	1,633,125
225,000	Meadowbrook Insurance Group, Inc. (b)	1,179,000
120,000	Permian Basin Royalty Trust *	1,820,400
135,500	Rome Bancorp, Inc.	1,357,439
125,000	World Acceptance Corp. (b)	3,756,250

		26,144,812

Health Care (24.8%):
165,000	Amedisys, Inc. (b) *	6,068,700
85,000	American Healthways, Inc. (b)	3,592,950
29,500	AngioDynamics, Inc. (b)	641,330
50,000	Anika Therapeutics, Inc. (b)	574,500
88,900	Bioanalytical Systems, Inc. (b)	525,399
228,498	Bio-Reference Laboratories, Inc. (b)	3,171,552
175,000	Centene Corp. (b)	5,876,500
50,000	CNS, Inc.	1,142,500
138,900	Dialysis Corp. of America (b) *	3,007,185
400,000	eResearch Technology, Inc. (b)	5,356,000
368,200	Exactech, Inc. (b)	4,834,466
540,000	Healthcare Services Group, Inc.	10,843,200
155,200	Hi-Tech Pharmacal Co., Inc. (b)	4,944,672
169,500	Horizon Health Corp. (b)	3,964,605
415,000	Immucor, Inc. (b)	12,014,250
400,000	IRIS International, Inc. (b)	7,120,000
101,400	LabOne, Inc. (b)	4,036,734
277,500	LCA-Vision, Inc.	13,447,650
187,300	Lifecore Biomedical, Inc. (b)	2,041,570
80,100	Medicore, Inc. (b)	1,008,459

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (continued)
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
373,000	Merge Technologies Inc. (b) *	$6,993,750
48,400	Mesa Laboratories, Inc.	674,212
170,000	Misonix, Inc. (b)	1,028,500
72,500	Neogen Corp. (b)	1,036,750
388,700	Palomar Medical Technologies, Inc. (b)	9,297,704
290,000	Quality Systems, Inc.	13,740,200
100,000	Somanetics Corp. (b)	2,247,000
90,000	U.S. Physical Therapy, Inc. (b)	1,726,200

		130,956,538

Producer Manufacturing (6.5%):
20,000	Aaon, Inc. (b)	355,800
290,000	A.S.V., Inc. (b) *	11,756,600
50,000	Blount International, Inc. (b)	834,500
130,000	Core Molding Technologies, Inc. (b)	1,262,300
190,000	Dynamic Materials Corp. *	7,351,100
70,000	Gehl Co. (b)	2,725,800
23,400	K-Tron International, Inc. (b)	685,620
150,000	Nam Tai Electronics Inc. *	3,411,000
110,000	Sun Hydraulics Corp. *	4,002,900
356,000	Technology Research Corp.	1,719,836

		34,105,456

Retail (4.8%):
107,600	Central Garden & Pet Co. (b)	5,285,312
10,000	Charming Shoppes, Inc. (b)	93,300
585,000	The Finish Line, Inc. - Class A	11,068,200
85,000	The Great Atlantic & Pacific Tea Co., Inc. (b)	2,470,100
337,500	The Sportsman’s Guide, Inc. (b)	6,328,125

		25,245,037

Transportation (0.3%):
160,000	Frozen Food Express Industries, Inc. (b)	1,811,200

Utilities (2.0%):
147,900	The Middleby Corp. (b)	7,817,994
170,000	Tim Participacoes S.A. - ADR	2,686,000

		10,503,994

Total Common Stocks (Cost $294,984,348)		525,426,615

Securities Held as Collateral for Securities on Loan (18.5%)
Short-Term Investments (18.5%)
97,445,707 Securities Lending Investment Fund		97,445,707

Total Securities Held as Collateral for Securities on Loan (Cost $97,445,707)		97,445,707

Total Investments (Cost $392,430,055) (a) — 117.9%		622,872,322
Liabilities in excess of other assets — (17.9%)		(94,448,093)

NET ASSETS — 100.0%		$528,424,229

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$237,796,411
Unrealized depreciation	(7,354,144)

Net unrealized appreciation	$230,442,267

(b)	Represents non-income producing security.

*	A portion or all of this security is out on loan as of June 30, 2005.
ADR-American Depository Receipt
See accompanying Notes to Portfolios of Investments.

The Bjurman, Barry Funds
Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
Common Stocks (100.0%):
Basic Materials (3.9%):
3,900	Armor Holdings, Inc. (b)	$154,479
6,150	Gerdau S.A. - ADR	59,840
3,250	Olin Corp.	59,280

		273,599

Consumer Durables (4.1%):
4,500	Scientific Games Corp. (b)	121,185
4,300	The Toro Co.	166,023

		287,208

Consumer Non-Durables (7.7%):
5,800	Coach, Inc. (b)	194,706
3,000	Pilgrim’s Pride Corp.	102,390
7,000	Quiksilver, Inc. (b)	111,860
2,300	Smithfield Foods, Inc. (b)	62,721
3,000	The Warnaco Group, Inc. (b)	69,750

		541,427

Consumer Services (1.8%):
1,900	Station Casinos, Inc.	126,160

Electronic Technology (24.8%):
4,300	ADC Telecommunications, Inc. (b)	93,611
3,100	AutoDesk, Inc.	106,547
2,600	Avid Technology, Inc. (b)	138,528
1,245	Cogent, Inc. (b)	35,545
4,400	Comverse Technology, Inc. (b)	104,060
3,250	DRS Technologies, Inc.	166,659
1,500	F5 Networks, Inc. (b) *	70,853
3,400	Freescale Semiconductor, Inc. (b)	72,012
2,500	Harris Corp.	78,025
1,600	Infospace, Inc. (b)	52,688
1,200	L-3 Communications Holdings, Inc.	91,896
4,000	Marvel Technology Group, Ltd. (b)	152,159
10,100	PerkinElmer, Inc.	190,889
2,600	Plantronics, Inc.	94,536
1,750	Rockwell Automation, Inc.	85,243
2,250	SanDisk Corp. (b)	53,393
2,600	Sigmatel, Inc. (b)	44,616
4,100	Verisign, Inc. (b)	117,916

		1,749,176

Energy (14.6%):
2,300	AES Corp. (b)	37,674
1,000	Alliance Resource Partners L.P.	74,000
4,300	Chesapeake Energy Corp.	98,040
5,636	Cimarex Energy Co. (b)	219,296
1,600	Diamond Offshore Drilling, Inc.	85,488
664	Kerr-McGee Corp.	50,670
1,415	Noble Energy, Inc.	107,045
1,900	Petrokazakhstan, Inc.	69,502
1,300	Premcor, Inc.	96,434
122	Tel Offshore Trust *	1,216
4,400	Todco (b)	112,948
1,300	Weatherford International, Inc. (b)	75,374

		1,027,687

Finance (5.7%):
3,000	AmeriCredit Corp. (b)	76,500
1,000	Arch Capital Group Ltd. (b)	45,050
2,300	Selective Insurance Group, Inc.	113,965

The Bjurman, Barry Funds
Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (continued)
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
1,800	Sovereign Bancorp, Inc.	$40,212
900	StanCorp Financial Group, Inc.	68,922
900	The Commerce Group, Inc.	55,899

		400,548

Health Care (14.2%):
2,050	Affymetrix, Inc. (b)	110,557
1,000	Biosite, Inc. (b)	54,990
1,900	Celgene Corp. (b)	77,463
1,400	Coventry Health Care, Inc. (b)	99,050
4,100	Gen-Probe, Inc. (b)	148,543
2,300	Kindred Healthcare, Inc. (b) *	91,103
1,300	Kyphon, Inc. (b)	45,227
2,300	Pharmaceutical Product Development, Inc. (b)	107,778
1,300	Sierra Health Services, Inc. (b)	92,898
2,400	St. Jude Medical, Inc. (b)	104,664
2,000	Varian Medical Systems, Inc. (b)	74,660

		1,006,933

Producer Manufacturing (4.2%):
2,850	Joy Global, Inc.	95,732
2,050	Maverick Tube Corp. (b)	61,090
3,150	The Timken Co.	72,765
1,700	Walter Industries, Inc.	68,340

		297,927

Retail (6.3%):
3,000	7-Eleven, Inc. (b)	90,720
2,650	Aeropostale, Inc. (b)	89,040
7,000	Cabela’s, Inc. (b) *	149,519
1,950	Pacific Sunwear of California, Inc. (b)	44,831
1,250	Urban Outfitters, Inc. (b)	70,863

		444,973

Transportation (4.2%):
5,700	OMI Corp.	108,357
1,300	Overseas Shipholding Group, Inc.	77,545
1,550	UTI Worldwide, Inc.	107,911

		293,813

Utilities (8.5%):
2,300	CMS Energy Corp. (b)	34,638
2,400	Mobile Telesystems - ADR	80,760
6,500	Nextel Partners, Inc., - Class A (b)	163,605
3,300	NII Holdings, Inc. (b)	211,002
2,900	West Corp. (b)	111,360

		601,365

Total Common Stocks (Cost $5,480,549)		7,050,816

Securities Held as Collateral for Securities on Loan (4.3%)
Short-Term Investments (4.3%)
303,898 Securities Lending Investment Fund		303,898

Total Securities Held as Collateral for Securities on Loan (Cost $303,898)		303,898

Total Investments (Cost $5,784,447) (a) — 104.3%		7,354,714
Liabilities in excess of other assets — (4.3%)		(304,112)

NET ASSETS — 100.0%		$7,050,602

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$1,723,543
Unrealized depreciation	(153,276)

Net unrealized appreciation	$1,570,267

(b)	Represents non-income producing security.

*	A portion or all of this security is out on loan as of June 30, 2005.
ADR- American Depository Receipt
See accompanying Notes to Portfolios of Investments.

The Bjurman, Barry Funds
Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
Common Stocks (99.8%):
Basic Materials (2.1%):
25,000	American Vanguard Corp. *	$522,750
8,900	The Andersons, Inc.	318,709

		841,459

Commercial/Industrial Services (10.9%):
25,000	Applied Industrial Technology, Inc.	807,250
50,000	aQuantive, Inc. (b) *	886,000
16,000	Asset Acceptance Capital Corp. (b)	414,560
25,000	Aviall, Inc. (b)	789,750
13,200	Bright Horizons Family Solutions, Inc. (b)	537,504
6,600	Labor Ready, Inc. (b)	153,846
40,000	Stamps.com, Inc. (b)	750,000

		4,338,910

Consumer Non-Durables (2.2%):
2,400	Hansen Natural Corp. (b) *	203,328
50,000	True Religion Apparel, Inc. (b) *	685,000

		888,328

Consumer Services (6.1%):
23,000	Lifeline Systems, Inc. (b)	738,760
50,000	Mikohn Gaming Corp. (b)	736,250
8,200	Orient Express Hotels Ltd.	259,694
19,000	Steiner Leisure Ltd. (b)	704,330

		2,439,034

Electronic Technology (28.5%):
30,000	ADE Corp. (b) *	841,500
80,000	Arris Group, Inc. (b)	696,800
35,000	Blackboard, Inc. (b)	837,200
18,400	Comtech Telecommunications Corp. (b)	600,392
25,000	CryptoLogic, Inc.	750,250
12,700	Digitas, Inc. (b)	144,907
18,000	ECI Telecommunications Ltd. (b)	149,400
3,200	Endwave Corp. (b)*	152,320
6,700	Essex Corp. (b)	153,296
20,000	Hutchinson Technology, Inc. (b)	770,200
20,000	Itron, Inc. (b)	893,600
62,500	IXYS Corp. (b)	886,250
9,300	Jamdat Mobile, Inc. (b) *	257,424
30,000	Komag, Inc. (b)	851,100
40,000	NETGEAR, Inc. (b)	744,000
85,000	Online Resources & Communications Corp. (b)	961,350
25,200	SS&C Technologies, Inc.	798,336
60,000	Symmetricom, Inc. (b)	622,200
8,200	TALX Corp.	237,062

		11,347,587

Energy (0.6%):
15,000	Pioneer Drilling Co. (b)	228,900

Finance (1.9%):
57,800	Five Star Quality Care, Inc. (b)	421,940
8,000	United Fire & Casualty Co.	355,360

		777,300

Health Care (31.5%):
15,000	Allscripts Healthcare Solution, Inc. (b)	249,150
5,000	Amedisys, Inc. (b) *	183,900

The Bjurman, Barry Funds
Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (continued)
June 30, 2005 (Unaudited)

	Security
Shares	Description	Value
20,000	American Healthways, Inc. (b)	$845,400
5,000	American Science & Engineering, Inc. (b)	221,800
15,000	Chattem, Inc. (b)	621,000
15,000	Computer Programs & Systems, Inc.	559,050
36,500	Healthcare Services Group, Inc.	732,920
15,000	Intuitive Surgical, Inc. (b)	699,600
50,000	IRIS International, Inc. (b)	890,000
3,500	LabOne, Inc. (b)	139,335
20,000	LCA-Vision, Inc.	969,200
25,000	LifeCell Corp. (b)	395,250
60,000	Option Care, Inc. *	846,000
15,000	Palomar Medical Technologies, Inc. (b) *	358,800
15,000	Psychiatric Solutions, Inc. (b)	730,650
14,000	Quality Systems, Inc.	663,320
35,000	Radiation Therapy Services, Inc. (b)	929,250
20,000	Somanetics Corp. (b)	449,400
13,700	Sunrise Assisted Living, Inc. (b) *	739,526
19,000	SurModics, Inc. (b) *	824,030
10,000	United Therapeutics Corp. (b)	482,000

		12,529,581

Producer Manufacturing (4.9%):
20,000	MICROS Systems, Inc. (b)	895,000
8,000	RTI International Metals, Inc. (b)	251,280
35,000	Stewart & Stevenson Services, Inc.	793,100

		1,939,380

Retail (9.1%):
10,000	Building Materials Holding Corp.	692,900
9,500	Hibbet Sporting Goods, Inc. (b)	359,480
15,900	Jos A Bank Clothiers, Inc. (b) *	688,470
25,000	Stein Mart, Inc.	550,000
35,000	The Great Atlantic & Pacific Tea Co., Inc. (b) *	1,017,100
8,000	The Pantry, Inc. (b)	309,840

		3,617,790

Utilities (2.0%):
50,000	Tim Participacoes S.A. - ADR	790,000

Total Common Stocks (Cost $32,879,769)		39,738,269

Securities Held as Collateral for Securities on Loan (19.5%)
Short-Term Investments (19.5%)
7,795,639 Securities Lending Investment Fund		7,795,639

Total Securities Held as Collateral for Securities on Loan (Cost $7,795,639)		7,795,639

Total Investments (Cost $40,675,408) (a) — 119.3%		47,533,908
Liabilities in excess of other assets — (19.3%)		(7,700,937)

NET ASSETS — 100.0%		$39,832,971

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$7,311,219
Unrealized depreciation	(452,719)

Net unrealized appreciation	$6,858,500

(b)	Represents non-income producing security.

*	A portion or all of this security is out on loan as of June 30, 2005.
ADR-American Depository Receipt
See accompanying Notes to Portfolios of Investments.

The Bjurman, Barry Funds
Notes to Portfolios of Investments
June 30, 2005 (Unaudited)

Security Valuation
Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (3) securities that are traded both in the over-the-counter market on a stock exchange are valued according to the broadest and most representative market, and (4) securities and other assets for which market quotations are not readily available are valued at their fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Security Transactions
Security transactions are accounted for on a trade date basis. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, using board approved procedures, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Additional Information
For Additional Information and a free prospectus about The Bjurman, Barry Funds call: (800) 227 - 7264 or visit The Bjurman, Barry Funds’ website on the Internet at www.bjurmanbarry.com

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Bjurman, Barry Funds

By (Signature and Title)	/s/ G. Andrew Bjurman

G. Andrew Bjurman Co-President
Date August 25, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ O. Thomas Barry III

O. Thomas Barry III Co-President
Date August 25, 2005

By (Signature and Title) )	/s/ M. David Cottrell

M. David Cottrell Treasurer
Date August 25, 2005